Related Party Disclosures - Additional Information (Details) € in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Sep. 30, 2024 EUR (€) shares	Sep. 30, 2023 EUR (€)	Sep. 30, 2022 EUR (€)
Disclosure of transactions between related parties [line items]
Non-employee director cash compensation per year			€ 100
Right of use Assets			171,334	€ 122,984
Ockenfels
Disclosure of transactions between related parties [line items]
Lease payments			500	500	€ 500
Lease liability			1,300	1,700
Right of use Assets			1,200	1,700
Outstanding receivables			9,800	2,500
Outstanding payables			1,800
Management Investment Plan
Disclosure of transactions between related parties [line items]
Paid personal income taxes for the fully vested program	€ 11,400	$ 12.6
Other related parties [member]
Disclosure of transactions between related parties [line items]
Director compensation			€ 800
Shares issued | shares			3,610
Cash Compensation			€ 100
Consulting fees and cost reimbursements			300	400	2,900
Sales			700	2,300	3,300
Marketing expenses			100	200	€ 500
Lease liability			200	100
Right of use Assets			200	€ 100
TRA liability			€ 359,900